As filed with the Securities and Exchange Commission on December 15, 2011
Registration No. 33-56339
811-07237

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 111	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 109	☑
(Check appropriate box or boxes)
PUTNAM INVESTMENT FUNDS
(Exact name of registrant as specified in charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)
Registrant’s Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on November 30, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM INVESTMENT FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

This Post-Effective Amendment relates solely to the Registrant’s Putnam Research Fund and Putnam Growth Opportunities Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

TABLE OF CONTENTS

SIGNATURES
EXHIBIT INDEX
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 15th day of December, 2011.
Putnam Investment Funds

By:	/s/	Jonathan S. Horwitz, Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison
          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Investment Funds has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury*	Trustee

Barbara M. Baumann***	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

Signature	Title
George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact December 15, 2011

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on June 11, 2009.

**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on January 28, 2010.

***	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on August 27, 2010.

EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

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